3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
MAEPA Empreendimentos Mineiros e Participacoes Lda
% of ownership	100.00%
Jurisdiction	Portugal
Nature of operations	Exploration
Innomatik Exploration Kosovo LLC
% of ownership	100.00%
Jurisdiction	Kosovo
Nature of operations	Exploration
AVU Kosova LLC
% of ownership	100.00%
Jurisdiction	Kosovo
Nature of operations	Exploration
Avrupa Holdings Inc
% of ownership	100.00%	[1]
Jurisdiction	Barbados	[1]
Nature of operations	Holding	[1]
Avrupa Portugal Holdings Inc
% of ownership	100.00%	[1]
Jurisdiction	Barbados	[1]
Nature of operations	Holding	[1]
Avrupa Kosovo Holdings Inc
% of ownership	100.00%	[1]
Jurisdiction	Barbados	[1]
Nature of operations	Holding	[1]

[1]	The companies are in the process of being wound up.